[LOGO]USAA(R)

                             USAA MONEY
                                       MARKET Fund

                                                                       [GRAPHIC]

                             A n n u a l  R e p o r t

--------------------------------------------------------------------------------
  July 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
                ...IT IS MORE IMPORTANT THAN
             EVER TO BE PROPERLY DIVERSIFIED IN A
[PHOTO]      COMBINATION OF EQUITIES, FIXED-INCOME
                    INVESTMENTS AND CASH...
                          [GRAPHIC]

--------------------------------------------------------------------------------

                 The last year has seen one of the most challenging, volatile markets in many decades. The bond markets have offered little respite to those seeking sanctuary from the turbulent equity markets. In fact, investor confidence in the corporate fixed-income market has been diminished, just as it has been in the equity markets, because the bond market has also felt the full impact of major bankruptcies, corporate mismanagement, and accounting fraud.

                 Given this challenging climate, USAA is more conscious than ever of the need to take all steps necessary to manage our funds with the best interests of our shareholders in mind. As you may know, we've made changes to our equity funds management with the goal of providing competitive performance with attractive expense ratios. We've also taken steps in our fixed-income funds; for example, we are reducing the credit risk in all taxable fixed-income portfolios. We will maintain this strategy until we see signs of a sustained economic recovery and a return to rational pricing in the bond market. We are confident these steps will help investors when evaluating their goals in the current environment and in the future.

                 In spite of recent market fluctuations, we believe there are some good values in government and municipal bonds. They continue

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 to perform well as investors seek the comfort and relative safety of these sectors. The key is that investors must maintain a long-term investment outlook and be willing to withstand additional volatility in the near-term.

                 Clearly, it is more important than ever to be properly diversified in a combination of equities, fixed-income investments and cash to help offset weak areas with stronger ones. As we have been for the last 30 years, we are here to offer you guidance to help you with your financial goals. We are happy that you have chosen USAA to be your trusted investment adviser and we remain committed to improving the performance in all of our mutual funds. Thank you for investing WITH us and IN us.

                 Sincerely,

                 /S/Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    1

FINANCIAL INFORMATION

  Independent Auditors' Report                                                7

  Portfolio of Investments                                                    8

  Notes to Portfolio of Investments                                          21

  Financial Statements                                                       22

  Notes to Financial Statements                                              25

DIRECTORS' INFORMATION                                                       32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict SEC guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                    7/31/02                         7/31/01
--------------------------------------------------------------------------------
Net Assets                     $3,569.5 Million                 $3,867.8 Million
Net Asset Value Per Share           $1.00                            $1.00

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 7/31/02
--------------------------------------------------------------------------------
1 YEAR               5 YEARS               10 YEARS                 7-DAY YIELD
2.02%                 4.72%                 4.62%                      1.47%

                 TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL DIVIDENDS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

-------------------------------------------------------
                7-DAY YIELD COMPARISON
-------------------------------------------------------

                      [LINE CHART]

                  USAA MONEY
                  MARKET FUND           IMONEYNET AVERAGE
 7/31/01             3.58                    3.18
 8/28/01             3.26                    2.98
 9/25/01             2.92                    2.57
10/30/01             2.29                    2.09
11/27/01             2.07                    1.72
12/18/01             1.89                    1.52
 1/29/02             1.67                    1.29
 2/26/02             1.64                    1.22
 3/26/02             1.59                    1.20
 4/30/02             1.62                    1.19
 5/28/02             1.57                    1.14
 6/25/02             1.56                    1.15
 7/30/02             1.48                    1.10

                 DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 7/30/02.

                 The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

    [PHOTO]        Pamela Bledsoe Noble, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The seven-day yield on your USAA Money Market Fund has decreased from 3.58% on July 31, 2001, to 1.47% on July 31, 2002. The total return for the same period was 2.02%, compared to an average of 1.66% for all money market funds ranked by iMoneyNet, Inc. According to iMoneyNet, the Fund was ranked 50 out of 314 money market funds for the year ended July 31, 2002.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Yields on short-term securities fell throughout the market during 2001 as the Federal Reserve Board aggressively cut interest rates. By January 2002, the federal funds rate (the rate banks charge each other for overnight loans) stood at 1.75%. With rates near historical lows and the economy showing signs of recovery, the market anticipated an interest rate increase in mid-2002. However, as economic data weakened in the spring, expectations of a rate increase were pushed back to the second quarter of 2003.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 2 FOR THE IMONEYNET, INC. DEFINITION.

4

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 Nervous investors, worried about corporate governance issues, balance sheet irregularities, and a rash of credit downgrades, were also concerned about the possibility of another terrorist attack. Sellers outnumbered buyers, driving down prices and creating unfavorable conditions for bond fund managers.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 As the Fed cut rates after the tragedies of September 11, we sought to lock in higher yields by purchasing fixed-rate securities, but--like many in the market--were hampered by limited supply. By July, the economic recovery was under way but it was not nearly as robust as expected, keeping potential interest rate increases on hold and leading to speculation that the Fed would actually ease rates late in 2002. To protect the Fund against a decrease in rates, we continued to purchase selective fixed-rate securities while increasing variable-rate demand notes (VRDNs). As a result, the weighted average maturity of the Fund on July 30, 2002, was 58 days, slightly longer than the peer group average of 52 days. VRDNs, which generally have interest rates that are reset weekly, include a demand feature that allows the owner to sell the bond back to the issuer at par value with notice of seven days or less. These issues currently offer slightly higher yields than commercial paper and have better credit profiles. They also give us flexibility to respond when interest rates increase. In these turbulent times, we continue to believe that money markets are a prudent part of a diversified portfolio because they provide access to liquid assets and help investors preserve principal.

WHAT IS THE OUTLOOK?

                 We do not expect a Fed rate increase until 2003. In our view, only a liquidity crisis or severe economic news could bring another rate cut. The underlying economy remains good and we believe that we will continue to see a gradual recovery, although at a slower rate than past recoveries. We believe the Fund is well-positioned to respond when short-term rates begin to rise.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                   PORTFOLIO MIX
                     7/31/02

                   [PIE CHART]

Bonds/Notes                               35.0%
Variable-Rate Demand Notes                34.2%
Commercial Paper                          20.9%
Certificates of Deposit                   11.1%

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-19.

6

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

---------------------------------
CUMULATIVE PERFORMANCE OF $10,000
---------------------------------

         [LINE CHART]

Jul-92                10000.00
Aug-92                10029.13
Sep-92                10057.14
Oct-92                10083.60
Nov-92                10110.63
Dec-92                10138.34
Jan-93                10164.00
Feb-93                10188.19
Mar-93                10216.19
Apr-93                10241.52
May-93                10264.62
Jun-93                10291.83
Jul-93                10316.48
Aug-93                10342.75
Sep-93                10367.54
Oct-93                10391.11
Nov-93                10417.27
Dec-93                10443.08
Jan-94                10468.88
Feb-94                10493.20
Mar-94                10521.26
Apr-94                10548.81
May-94                10582.54
Jun-94                10617.07
Jul-94                10651.81
Aug-94                10692.09
Sep-94                10731.51
Oct-94                10773.94
Nov-94                10817.49
Dec-94                10866.15
Jan-95                10921.33
Feb-95                10970.15
Mar-95                11024.01
Apr-95                11072.97
May-95                11130.68
Jun-95                11183.32
Jul-95                11236.93
Aug-95                11290.41
Sep-95                11340.25
Oct-95                11395.07
Nov-95                11446.74
Dec-95                11496.59
Jan-96                11552.36
Feb-96                11599.31
Mar-96                11645.30
Apr-96                11696.34
May-96                11745.69
Jun-96                11790.69
Jul-96                11844.25
Aug-96                11893.40
Sep-96                11944.78
Oct-96                11996.08
Nov-96                12044.43
Dec-96                12098.59
Jan-97                12151.03
Feb-97                12198.70
Mar-97                12251.67
Apr-97                12304.38
May-97                12357.71
Jun-97                12413.53
Jul-97                12469.57
Aug-97                12521.95
Sep-97                12580.21
Oct-97                12636.74
Nov-97                12688.74
Dec-97                12751.82
Jan-98                12808.81
Feb-98                12861.26
Mar-98                12920.53
Apr-98                12976.40
May-98                13030.60
Jun-98                13090.79
Jul-98                13149.31
Aug-98                13208.08
Sep-98                13265.11
Oct-98                13320.64
Nov-98                13376.86
Dec-98                13433.17
Jan-99                13484.59
Feb-99                13533.29
Mar-99                13589.97
Apr-99                13641.36
May-99                13689.26
Jun-99                13746.52
Jul-99                13800.14
Aug-99                13858.54
Sep-99                13915.02
Oct-99                13970.65
Nov-99                14034.35
Dec-99                14100.63
Jan-00                14166.15
Feb-00                14228.44
Mar-00                14296.03
Apr-00                14358.73
May-00                14435.37
Jun-00                14508.67
Jul-00                14585.53
Aug-00                14662.97
Sep-00                14735.73
Oct-00                14816.37
Nov-00                14892.76
Dec-00                14967.59
Jan-01                15048.76
Feb-01                15113.38
Mar-01                15177.57
Apr-01                15239.90
May-01                15296.07
Jun-01                15344.15
Jul-01                15393.35
Aug-01                15436.67
Sep-01                15472.88
Oct-01                15507.21
Nov-01                15535.50
Dec-01                15559.64
Jan-02                15581.77
Feb-02                15601.03
Mar-02                15622.14
Apr-02                15642.96
May-02                15665.11
Jun-02                15683.77
Jul-02                15703.77

                       DATA FROM 7/31/92 THROUGH 7/31/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE USAA MONEY MARKET FUND'S PERFORMANCE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS

                 USAA MONEY MARKET FUND

                 We have audited the accompanying statement of assets and liabilities of USAA Money Market Fund (a portfolio of USAA Mutual Fund, Inc.), including the schedule of investments, as of July 31, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2001, and the financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Money Market Fund at July 31, 2002, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                        /S/ Ernst & Young LLP

                 San Antonio, Texas
                 September 6, 2002

8

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                  of INVESTMENTS

USSA MONEY MARKET FUND
JULY 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of bonds, notes, and commercial paper. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates. Commercial paper is usually purchased at a discount and matures at par value.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA MONEY MARKET FUND
JULY 31, 2002

PORTFOLIO DESCRIPTION ABBREVIATIONS
-------------------------------------------------------------------------------

              CD      Certificate of Deposit
              COP     Certificate of Participation
              CP      Commercial Paper
              GO      General Obligation
              IDA     Industrial Development Authority/Agency
              MLO     Municipal Lease Obligation
              MTN     Medium-Term Note
              RB      Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, or other corporation, or a collateral trust.

              (LOC)   Enhanced by a bank letter of credit.
              (NBGA)  Enhanced by a non-bank guarantee agreement.
              (LIQ)   Enhanced by a bank liquidity agreement.
              (INS)   Scheduled principal and interest payments are insured by:
                      (1) MBIA
                      (2) AMBAC

10

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2002

PRINCIPAL                                                         COUPON OR
   AMOUNT  SECURITY                                           DISCOUNT RATE      MATURITY         VALUE
-------------------------------------------------------------------------------------------------------

           FIXED-RATE INSTRUMENTS (40.6%)

           APPROPRIATED DEBT
  $10,000  New York State Dormitory Auth., Pension
             Obligation Bonds, Series 1996                             6.84%   10/01/2002      $ 10,072
                                                                                               --------
           ASSET-BACKED FINANCING
   47,120  AriesOne Metafolio Corp., CP(a,b)                           1.83     8/06/2002        47,108
   12,000  Lockhart Funding LLC, CP(a,b)                               1.93     8/21/2002        11,987
   35,500  Lockhart Funding LLC, CP(a,b)                               2.02     8/21/2002        35,460
   23,150  Lockhart Funding LLC, CP(a,b)                               2.03     8/28/2002        23,115
   29,626  Lockhart Funding LLC, CP(a,b)                               2.05     9/25/2002        29,533
   45,000  Sunbelt Funding Corp., CP(a,b)                              1.83     8/22/2002        44,952
   25,000  Sunbelt Funding Corp., CP(a,b)                              1.86     9/10/2002        24,948
   30,144  Sunbelt Funding Corp., CP(a,b)                              1.83     9/13/2002        30,078
   50,000  Tannehill Capital Co., LLC, CP(a,b)                         2.00     8/12/2002        49,970
                                                                                               --------
                                                                                                297,151
                                                                                               --------
           BANKS
   30,000  Bank One Corp., Global Bank Notes                           6.40     8/01/2002        30,000
   50,000  Canadian Imperial Bank of Commerce,
             Yankee CD                                                 2.63    11/29/2002        49,999
   50,000  Canadian Imperial Bank of Commerce,
             Yankee CD                                                 2.51     3/04/2003        50,001
   25,000  International Bank for Reconstruction &
             Development, Global Notes                                 5.63     3/17/2003        25,437
   25,000  Long Lane Master Trust IV, CP, Series A(a,b)                1.81     8/30/2002        24,964
   26,000  Long Lane Master Trust IV, CP, Series A(a,b)                1.83    10/17/2002        25,898
   25,000  Macquarie Bank Ltd., CP                                     2.08    10/23/2002        24,880
   15,000  Mercantile Safe Deposit & Trust Co., CD                     5.60     1/31/2003        15,240
   95,000  National Bank of Commerce, CD                               2.50     6/17/2003        95,000
   50,000  Nordea Bank Finland plc, Yankee CD                          2.58     7/11/2003        49,991
   25,000  Rabobank Nederland NV, Yankee CD                            2.76     3/24/2003        24,983
   25,000  UBS AG, Yankee CD                                           2.78     3/24/2003        24,965
   32,388  UBS Finance, Inc., CP                                       1.83     8/01/2002        32,388
   50,000  Union Planters Bank NA, CD                                  2.20    12/16/2002        50,000
   35,000  Zions First National Bank, CD                               2.01    12/16/2002        35,000
                                                                                               --------
                                                                                                558,746
                                                                                               --------

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=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2002

PRINCIPAL                                                         COUPON OR
   AMOUNT  SECURITY                                           DISCOUNT RATE      MATURITY         VALUE
-------------------------------------------------------------------------------------------------------

           CONSUMER FINANCE
  $11,075  Caterpillar Financial Services Corp.,
             MTN, Series F                                             7.93%    1/15/2003      $ 11,346
   50,000  Countrywide Home Loans, Inc., MTN,
             Series K                                                  2.59     2/05/2003        50,000
   20,000  Countrywide Home Loans, Inc., MTN,
             Series F (INS)(1)                                         6.57     9/09/2002        20,056
   20,000  Countrywide Home Loans, Inc., MTN,
             Series J                                                  5.25     5/22/2003        20,368
   11,450  Household Finance Corp., Notes                              5.88    11/01/2002        11,536
                                                                                               --------
                                                                                                113,306
                                                                                               --------

           DIVERSIFIED FINANCIAL SERVICES
   50,000  General Electric Capital Corp., Global
             MTN, Series A                                             2.38     2/21/2003        50,000
   20,000  General Electric Capital Corp., Global
             MTN, Series A                                             7.50     6/05/2003        20,779
                                                                                               --------
                                                                                                 70,779
                                                                                               --------

           ELECTRIC UTILITIES
   36,109  National Cooperative Services Corp.,
             CP(a,b)                                                   1.84     8/02/2002        36,107
   35,455  National Cooperative Services Corp.,
             CP(a,b)                                                   1.85     8/02/2002        35,453
   40,000  National Grid Group plc, CP(a,b)                            1.87     8/08/2002        39,985
   24,000  National Grid Group plc, CP(a,b)                            1.99     8/08/2002        23,991
   25,000  National Grid Group plc, CP(a,b)                            1.93     8/19/2002        24,976
   27,562  Oglethorpe Power Corp., CP(a,b)                             2.00     8/15/2002        27,541
                                                                                               --------
                                                                                                188,053
                                                                                               --------

           ELECTRIC/GAS UTILITY
   25,465  Nebraska Public Power District, CP,
             Series B                                                  1.84     9/13/2002        25,465
                                                                                               --------

           GAS UTILITIES
   50,000  Northern Illinois Gas Co., Private Note
             Agreement(b)                                              3.00     4/17/2003        50,000
                                                                                               --------

12

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=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2002


PRINCIPAL                                                         COUPON OR
   AMOUNT  SECURITY                                           DISCOUNT RATE      MATURITY         VALUE
-------------------------------------------------------------------------------------------------------

           MANAGED HEALTH CARE
  $27,500  UnitedHealth Group, Inc., CP(a,b)                           1.85%   10/01/2002      $   27,414
   25,000  UnitedHealth Group, Inc., CP(a,b)                           1.84    10/03/2002          24,919
                                                                                               ----------
                                                                                                   52,333
                                                                                               ----------

           MUNICIPAL FINANCE
   10,645  New York Job Development Auth., Special
             Purpose Bonds, Series 1992D                               7.70     3/01/2003          10,961
                                                                                               ----------

           PHARMACEUTICALS
   25,000  Wyeth, CP(a,b)                                              1.89     8/02/2002          24,999
   20,000  Wyeth, CP(a,b)                                              1.88     9/09/2002          19,959
                                                                                               ----------
                                                                                                   44,958
                                                                                               ----------

           PROPERTY & CASUALTY INSURANCE
   25,000  Florida Residential Property and
             Casualty Joint Underwriting Assn.,
             Notes, Series 1997A (INS)2(b)                             7.38     7/01/2003          26,126
                                                                                               ----------
           Total fixed-rate instruments (cost: $1,447,950)                                      1,447,950
                                                                                               ----------

           PUT BONDS (7.2%)
           DIVERSIFIED CHEMICALS
   35,160  West Baton Rouge, LA, Industrial
             District No. 3, RB, Series 1995(b)                        2.00    11/01/2025          35,160
                                                                                               ----------

           ELECTRIC UTILITIES
   50,000  IDB of Columbia, AL, RB, Series 1997(b)                     1.83    11/01/2021          50,000
                                                                                               ----------

           ELECTRIC/GAS UTILITY
   44,715  New York State Power Auth., RB,
             Series 1998B                                              6.11     2/15/2011          45,213
                                                                                               ----------

           HEALTH CARE FACILITIES
   17,850  Metrocrest Hospital Auth., CP,
             Series 1989A (LOC)                                        1.86     8/01/2007          17,839

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2002


PRINCIPAL                                                         COUPON OR
   AMOUNT  SECURITY                                           DISCOUNT RATE      MATURITY         VALUE
-------------------------------------------------------------------------------------------------------

  $13,650  Metrocrest Hospital Auth., CP,
             Series 1989B (LOC)                                        1.86%    8/01/2008      $ 13,641
                                                                                               --------
                                                                                                 31,480
                                                                                               --------

           OIL & GAS - REFINING & MARKETING & TRANSPORTATION
   17,215  Port Arthur, TX, Navigation District,
             RB, Series 1998(b)                                        1.88     6/01/2018        17,215
                                                                                               --------

           SPECIAL ASSESSMENT/TAX/FEE
   79,700  Anaheim, CA, MLO COP(LOC)                                   1.88    12/01/2022        79,700
                                                                                               --------
           Total put bonds (cost: $258,768)                                                     258,768
                                                                                               --------

           VARIABLE-RATE DEMAND NOTES (34.2%)

           AGRICULTURAL PRODUCTS
   15,000  Mississippi Business Finance Corp., RB,
             Series 2002 (LOC)                                         1.87     4/01/2012        15,000
                                                                                               --------

           ASSET-BACKED FINANCING
   20,570  Capital One Funding Corp., Notes,
             Series 1996E (LOC)                                        1.92     7/02/2018        20,570
   23,373  Cornerstone Funding Corp. I, Notes,
             Series 2000A (LOC)                                        1.90     4/01/2020        23,373
   23,756  Cornerstone Funding Corp. I, Notes,
             Series 2000B (LOC)                                        1.95     1/01/2021        23,756
   18,957  Cornerstone Funding Corp. I, Notes,
             Series 2001B (LOC)                                        1.90     9/01/2026        18,957
                                                                                               --------
                                                                                                 86,656
                                                                                               --------

           AUTO PARTS & EQUIPMENT
   15,000  Alabama IDA, RB(LOC)                                        1.99    10/01/2019        15,000
   10,240  Bardstown, KY, RB, Series 1994 (LOC)                        2.05     6/01/2024        10,240
   11,275  Bardstown, KY, RB, Series 1995 (LOC)                        2.05     3/01/2025        11,275
                                                                                               --------
                                                                                                 36,515
                                                                                               --------

14

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2002

PRINCIPAL                                                         COUPON OR
   AMOUNT  SECURITY                                           DISCOUNT RATE      MATURITY         VALUE
-------------------------------------------------------------------------------------------------------

           BROADCASTING & CABLE TV
  $31,200  New Jersey Economic Development Auth.,
             RB, Series 1997A (NBGA)(b)                                1.82%   10/01/2021      $ 31,200
                                                                                               --------

           CASINOS & GAMING
   21,000  Detroit, MI, Economic Development
             Corp., RB, Series 1999A (LOC)                             1.87     5/01/2009        21,000
   41,830  Detroit, MI, Economic Development
             Corp., RB, Series 1999C (LOC)                             1.99     5/01/2009        41,830
   11,470  Greenville, SC, Memorial Auditorium
             District Public Facilities, MLO COP,
             Series 1996C (LOC)                                        2.00     9/01/2017        11,470
                                                                                               --------
                                                                                                 74,300
                                                                                               --------

           CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
    7,300  Columbus, GA, Development Auth., RB,
             Series 1998 (LOC)                                         1.82     9/01/2013         7,300
                                                                                               --------

           DEPARTMENT STORES
   31,320  Belk, Inc., RB, Series 1998 (LOC)                           1.89     7/01/2008        31,320
                                                                                               --------

           DIVERSIFIED FINANCIAL SERVICES
   15,845  KBL Capital Fund, Inc., Notes,
             Series A (LOC)                                            1.92     5/01/2027        15,845
                                                                                               --------

           EDUCATION
   15,000  Pepperdine Univ., Taxable Bonds,
             Series 2002 B                                             1.92     8/01/2037        15,000
                                                                                               --------

           ELECTRIC UTILITIES
   46,300  Sempra Energy Employee Stock Ownership
             Plan & Trust, Bonds, Series 1999A
             (NBGA)(b)                                                 2.12    11/01/2014        46,300
                                                                                               --------

           ENVIRONMENTAL SERVICES
    8,200  Texas Disposal Systems, Inc., Notes,
             Series 2000 (LOC)                                         1.95     5/01/2012         8,200
                                                                                               --------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2002

PRINCIPAL                                                         COUPON OR
   AMOUNT  SECURITY                                           DISCOUNT RATE      MATURITY         VALUE
-------------------------------------------------------------------------------------------------------

           GENERAL OBLIGATION
  $26,850  Community Development of National City,
             CA, Tax Allocation Bonds, Series 2001A
             (LIQ) (INS)(2)                                            1.92%    8/01/2025      $ 26,850
   13,125  San Bernardino County, CA, MLO COP,
             Series 1995D (LOC)                                        1.92     3/01/2024        13,125
   40,000  Wayne County, MI, GO, Taxable Notes,
             Series 2002                                               2.02     7/01/2005        40,000
                                                                                               --------
                                                                                                 79,975
                                                                                               --------

           HEALTH CARE FACILITIES
   12,745  American Health Care Centers, Inc.,
             Notes, Series 1999 (LOC)                                  1.98     2/01/2019        12,745
   19,600  Bronson Lifestyle Improvement &
             Research Center, Notes, Series A (LOC)                    1.92     9/01/2030        19,600
   32,420  Crouse Health Hospital, Inc., RB,
             Series 1996 (LOC)                                         3.48     7/01/2017        32,420
   15,000  Infirmary Health Systems Special Care,
             RB, Series 2000B (LOC)                                    1.87     1/01/2024        15,000
    8,160  MCE MOB IV LP, Taxable Demand Notes,
             Series 2002 (LOC)                                         1.96     8/01/2022         8,160
    6,660  Navigator Ventures, LLC, Notes,
             Series 1997 (LOC)                                         1.92     5/01/2027         6,660
                                                                                               --------
                                                                                                 94,585
                                                                                               --------

           HOSPITAL
   17,000  Indiana Health Facility Financing
             Auth., RB, Series 1999B (LOC)                             1.87     1/01/2019        17,000
                                                                                               --------

           HOTELS, RESORTS, & CRUISE LINES
   14,965  Central Michigan Inns, RB,
             Series 1998A (LOC)                                        2.05    11/01/2028        14,965
                                                                                               --------

           HOUSEHOLD APPLIANCES
   15,300  Mississippi Business Finance Corp., RB,
             Series 2000 (LOC)                                         1.89     6/01/2015        15,300
                                                                                               --------

16

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2002

PRINCIPAL                                                         COUPON OR
   AMOUNT  SECURITY                                           DISCOUNT RATE      MATURITY         VALUE
-------------------------------------------------------------------------------------------------------

           INDUSTRIAL CONGLOMERATES
  $14,000  Mississippi Business Finance Corp., RB,
             Series 1998(b)                                            1.82%    2/01/2023      $ 14,000
                                                                                               --------

           INDUSTRIAL MACHINERY
   11,415  Savannah, GA, Economic Development
             Auth., RB, Series 1998 (LOC)                              1.83     6/01/2018        11,415
    7,895  Southland Tube, Inc., Notes,
             Series 1999 (LOC)                                         1.81     6/01/2010         7,895
   14,295  Sterling Pipe & Tube, Inc., Notes,
             Series 2000 (LOC)                                         1.95    11/01/2012        14,295
                                                                                               --------
                                                                                                 33,605
                                                                                               --------

           LEISURE FACILITIES
   20,220  Golf Club of Georgia Inc., Bonds,
             Series 2001 (LOC)                                         1.84    10/01/2021        20,220
   31,500  Olympic Club California, RB,
             Series 2002 (LOC)                                         1.93    10/01/2032        31,500
                                                                                               --------
                                                                                                 51,720
                                                                                               --------

           MULTIFAMILY HOUSING
   11,520  Arbor Station IV, LLC, Notes,
             Series 1999A (LOC)                                        1.84     2/01/2024        11,520
   13,845  Arbor View II, LLC, Notes,
             Series 2001A (LOC)                                        1.84     4/01/2028        13,845
                                                                                               --------
                                                                                                 25,365
                                                                                               --------

           NURSING/CCRC
   21,445  Chestnut Partnership, Bonds,
             Series 1999 (LOC)                                         1.95     1/01/2029        21,445
   15,100  Lincolnwood Funding Corp., RB,
             Series 1995A (LOC)                                        1.88     8/01/2015        15,100
    9,390  Missouri Health and Educational
             Facilities Auth., RB, Series 1996B (LOC)                  1.95    12/01/2016         9,390
   35,900  Riderwood Village, Inc., Notes,
             Series 2001 (LOC)                                         2.05     7/01/2031        35,900
                                                                                               --------
                                                                                                 81,835
                                                                                               --------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2002

PRINCIPAL                                                         COUPON OR
   AMOUNT  SECURITY                                           DISCOUNT RATE      MATURITY         VALUE
-------------------------------------------------------------------------------------------------------

           PAPER PRODUCTS
  $12,384  Bancroft Bag, Inc., Notes,
             Series 1998 (LOC)                                         1.97%   11/01/2008      $ 12,384
   13,420  Mac Papers, Inc., Demand Bonds,
             Series 1995 (LOC)                                         1.89     8/03/2015        13,420
                                                                                               --------
                                                                                                 25,804
                                                                                               --------

           PROPERTY & CASUALTY INSURANCE
   70,000  Alfa Corp., Promissory Notes,
             Series 2002(b)                                            2.02     6/01/2017        70,000
                                                                                               --------

           REAL ESTATE MANAGEMENT & DEVELOPMENT
   10,500  Cornerstone Funding Corp. I, Notes,
             Series 2000C (LOC)                                        1.90    12/01/2020        10,500
   13,560  Dellagnese Properties LLC, Taxable
             Demand Notes, Series 2000 (LOC)                           2.03    11/01/2025        13,560
   15,865  Douglas County, GA, Development Auth.,
             RB, Series 2000 (LOC)                                     1.85     1/01/2021        15,865
   19,050  Fairway Park Properties LLC, Notes,
             Series 2001 (LOC)                                         1.95    10/15/2026        19,050
   14,220  HGR-1, LLC, Notes, Series 1996 (LOC)                        1.89     9/15/2046        14,220
    9,720  Houston County, GA, IDA RB,
             Series 1997 (LOC)                                         1.86     8/01/2012         9,720
   12,000  JPV Capital LLC, Notes,
             Series 1999A (LOC)                                        1.94    12/01/2039        12,000
   15,520  JPV Capital LLC, Notes,
             Series 2001A (LOC)                                        1.89     7/01/2041        15,520
   23,520  Katz Capital Corp., Taxable Demand
             Notes, Series 1999A (LOC)                                 1.96    11/15/2029        23,520
   33,545  LAM Funding LLC, Notes,
             Series 1997 (LOC)                                         1.92    12/15/2027        33,545
   24,510  Mayfair At Great Neck, NY, Bonds,
             Series 1997 (LOC)                                         2.00     1/01/2023        24,510
    9,940  Pierce Memorial Baptist Home, Inc.,
             Bonds, Series 1999 (LOC)                                  1.95    10/01/2028         9,940
   10,700  PRA at Glenwood Hills Corporate Centre,
             LLC, Notes, Series 1997 (LOC)                             1.92     8/01/2027        10,700
   12,265  Sbar Piperno Co., RB, Series 1998 (LOC)                     1.87     9/01/2012        12,265

18

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2002

PRINCIPAL                                                         COUPON OR
   AMOUNT  SECURITY                                           DISCOUNT RATE      MATURITY          VALUE
--------------------------------------------------------------------------------------------------------

  $22,525  SF Tarns LLC, RB, Series 2000 (LOC)                         1.92%   12/01/2025     $   22,525
    9,260  Shepherd Capital, LLC, Notes,
             Series 1997 (LOC)                                         1.99     7/15/2047          9,260
                                                                                              ----------
                                                                                                 256,700
                                                                                              ----------

           REAL ESTATE TAX/FEE
   12,000  Mississippi Development Bank, Special
             Obligation Bonds, Series 2002 (LIQ) (INS)(2)              1.98     6/01/2032         12,000
                                                                                              ----------

           SPECIAL ASSESSMENT/TAX/FEE
   23,250  County of Cuyahoga, OH, RB,
             Series 1992B (LIQ)                                        2.05     6/01/2022         23,250
                                                                                              ----------

           TEXTILES
   10,000  Alabama IDA, RB, Series 1994 (LOC)                          2.15     7/01/2021         10,000
   10,576  Loma Co. LLC, Floating Rate Option
             Notes (LOC)                                               1.92    12/01/2008         10,576
                                                                                              ----------
                                                                                                  20,576
                                                                                              ----------

           WATER/SEWER UTILITY
   17,605  Hesperia, CA, Public Financing Auth.,
             RB, Series 1998A (LOC)                                    2.82     6/01/2026         17,605
                                                                                              ----------
           Total variable-rate demand notes (cost: $1,221,921)                                 1,221,921
                                                                                              ----------

           ADJUSTABLE-RATE NOTES (19.2%)

           ASSET-BACKED FINANCING
   25,161  Residential Mortgage Securities 11 plc,
             Mortgage-Backed Notes, Class A1(b)                        1.87     9/11/2002         25,160
                                                                                              ----------

           BANKS
   10,000  Bank One Corp., MTN, Series B                               2.12     2/14/2003         10,012
   40,000  KeyBank National Association,
             Senior Notes                                              1.81    11/07/2002         39,997
   75,000  Northern Rock plc, Notes(b)                                 1.90     2/14/2003         75,000

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2002

PRINCIPAL                                                         COUPON OR
   AMOUNT  SECURITY                                           DISCOUNT RATE      MATURITY         VALUE
-------------------------------------------------------------------------------------------------------

  $25,000  Washington Mutual Bank, Senior Global
             Notes                                                     2.02%   11/25/2002    $   25,004
   75,000  Washington Mutual Bank, Senior Global
             Notes, Series 5                                           2.02     5/24/2003        75,000
                                                                                             ----------
                                                                                                225,013
                                                                                             ----------

           CONSUMER FINANCE
   20,000  American Honda Finance Corp., MTN(b)                        1.86     6/12/2003        20,000
   20,000  American Honda Finance Corp., MTN(b)                        1.79     8/04/2003        19,996
   30,300  Countrywide Home Loans, Inc., MTN                           2.15     6/03/2003        30,306
   25,000  Homeside Lending, Inc., MTN                                 2.01     9/16/2002        24,962
   45,000  Household Finance Corp., MTN                                2.29     4/07/2003        45,023
   45,000  Household Finance Corp., Senior
             Extendible Notes                                          2.34     8/16/2003        45,002
                                                                                             ----------
                                                                                                185,289
                                                                                             ----------

           DIVERSIFIED FINANCIAL SERVICES
   20,000  General Electric Capital Corp., MTN,
             Series A                                                  1.87     8/09/2003        20,000
   43,700  Meridian Funding Co. LLC, MTN (INS)1(b)                     1.84     5/20/2003        43,700
                                                                                             ----------
                                                                                                 63,700
                                                                                             ----------

           INTEGRATED TELECOMMUNICATION SERVICES
   75,000  Verizon Global Funding Corp., Notes                         1.97    11/04/2002        75,013
                                                                                             ----------

           LIFE & HEALTH INSURANCE
   50,000  Premium Asset Trust, Certificates,
             Series 2002-2(b)                                          1.98     2/03/2003        50,000
   30,000  Premium Asset Trust, Certificates,
             Series 2002-5(b)                                          1.91     5/08/2003        30,000
   30,000  Premium Asset Trust, Certificates,
             Series 1998-1(b)                                          2.09     6/11/2003        30,022
                                                                                             ----------
                                                                                                110,022
                                                                                             ----------
           Total adjustable-rate notes (cost: $684,197)                                         684,197
                                                                                             ----------

           TOTAL INVESTMENTS (COST: $3,612,836)                                              $3,612,836
                                                                                             ==========

20

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA MONEY MARKET FUND
JULY 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
-------------------------------------------------------------------------------

Banks                                    22.0%
Asset-Backed Financing                   11.5
Consumer Finance                          8.4
Electric Utilities                        8.0
Real Estate Management & Development      7.2
Diversified Financial Services            4.2
Health Care Facilities                    3.5
Life & Health Insurance                   3.1
Special Assessment/Tax/Fee                2.9
Property & Casualty Insurance             2.7
Nursing/CCRC                              2.3
General Obligation                        2.2
Casinos & Gaming                          2.1
Integrated Telecommunication Services     2.1
Electric/Gas Utility                      2.0
Managed Health Care                       1.5
Gas Utilities                             1.4
Leisure Facilities                        1.4
Pharmaceuticals                           1.3
Auto Parts & Equipment                    1.0
Diversified Chemicals                     1.0
Other                                     9.4
                                        -----
Total                                   101.2%
                                        =====

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JULY 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Commercial paper issued in reliance on the "private
                  placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
                  Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors.

              (b) Security is not registered under the Securities Act of
                  1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA MONEY MARKET FUND
JULY 31, 2002

ASSETS
  Investments in securities (valued at amortized cost)             $3,612,836
  Cash                                                                  6,935
  Receivables:
    Capital shares sold                                                 5,808
    Interest                                                           12,610
                                                                   ----------
      Total assets                                                  3,638,189
                                                                   ----------

LIABILITIES
  Securities purchased (when-issued securities of $28,156)             53,120
  Capital shares redeemed                                              14,160
  USAA Investment Management Company                                      726
  USAA Transfer Agency Company                                            500
  Accounts payable and accrued expenses                                   147
  Dividends on capital shares                                              77
                                                                   ----------
    Total liabilities                                                  68,730
                                                                   ----------
      Net assets applicable to capital shares outstanding          $3,569,459
                                                                   ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                  $3,569,459
                                                                   ==========
  Capital shares outstanding                                        3,569,459
                                                                   ==========
  Authorized shares of $.01 par value                               7,700,000
                                                                   ==========
  Net asset value, redemption price, and offering price per share  $     1.00
                                                                   ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA MONEY MARKET FUND
YEAR ENDED JULY 31, 2002

NET INVESTMENT INCOME
  Interest income                        $95,852
                                         -------
  Expenses:
      Management fees                      8,908
      Administrative and servicing fees    3,712
      Transfer agent's fees                5,906
      Custodian's fees                       894
      Postage                                550
      Shareholder reporting fees             708
      Directors' fees                          5
      Registration fees                       66
      Professional fees                       98
      Insurance                              170
      Other                                  209
                                         -------
          Total expenses                  21,226
      Expenses paid indirectly               (74)
                                         -------
          Net expenses                    21,152
                                         -------
              Net investment income      $74,700
                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA MONEY MARKET FUND
YEARS ENDED JULY 31,

                                                      2002         2001
                                               --------------------------
FROM OPERATIONS
  Net investment income                        $    74,700    $   197,850
                                               --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            (74,700)      (197,850)
                                               --------------------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                      3,716,299      5,006,430
  Reinvested dividends                              72,887        192,328
  Cost of shares redeemed                       (4,087,518)    (4,758,787)
                                               --------------------------
    Increase (decrease) in net assets from
      capital share transactions                  (298,332)       439,971
                                               --------------------------
Net increase (decrease) in net assets             (298,332)       439,971

NET ASSETS
  Beginning of period                            3,867,791      3,427,820
                                               --------------------------
  End of period                                $ 3,569,459    $ 3,867,791
                                               ==========================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                    3,716,299      5,006,430
  Shares issued for dividends reinvested            72,887        192,328
  Shares redeemed                               (4,087,518)    (4,758,787)
                                               --------------------------
    Increase (decrease) in shares outstanding     (298,332)       439,971
                                               ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA MONEY MARKET FUND
JULY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and maintenance of liquidity.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                    1. Pursuant to SEC Rule 2a-7, securities in the Fund are
                       stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                    2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date).

26

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          to FINANCIAL Statements
          (continued)

USAA MONEY MARKET FUND
JULY 31, 2002

                    Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

                 D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2002, custodian fee offset arrangements reduced expenses by $74,000.

                 E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
-------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA MONEY MARKET FUND
JULY 31, 2002

         Fund's total assets. In addition, the USAA funds which are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement whether used or not used, and by CAPCO based on their assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2002.

(3) DISTRIBUTIONS
-------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         Total distributions and the character of such distributions may differ for financial statement and tax purposes primarily because dividend distributions are generally recorded on a cash basis for federal income tax purposes.

         The tax character of distributions paid during the years ended July 31, 2002 and 2001, was as follows:

                                                   2002                 2001
         -----------------------------------------------------------------------
         Ordinary income                       $74,886,000         $197,994,000

28

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA MONEY MARKET FUND
JULY 31, 2002

         As of July 31, 2002, the component of net assets representing distributable earnings on a tax basis was as follows:

         Undistributed ordinary income                                 $600,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
-------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities for the year ended July 31, 2002, were $20,233,457,000 and $20,492,530,000, respectively.

         The cost of securities at July 31, 2002, for federal income tax purposes, was $3,612,836,000.

(5) TRANSACTIONS WITH MANAGER
-------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets. During the year ended July 31, 2002, the Fund paid the Manager management fees of $8,908,000.

                 B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. During the year ended July 31, 2002,

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA MONEY MARKET FUND
JULY 31, 2002

                    the Fund paid the Manager administrative and servicing fees of $3,712,000.

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                    USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. During the year ended July 31, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $5,906,000.

                 D. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
-------------------------------------------------------------------------------

         USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2002, the Association and its affiliates owned 1,665,000 shares (.05%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

30

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA MONEY MARKET FUND
JULY 31, 2002

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     YEAR ENDED JULY 31,
                                    ----------------------------------------------------------------------
                                          2002            2001             2000           1999        1998
                                    ----------------------------------------------------------------------
Net asset value at
  beginning of period               $     1.00      $     1.00       $     1.00     $     1.00  $     1.00
Income from investment operations:
  Net investment income                    .02             .05              .05            .05         .05
Less distributions:
  From net investment income              (.02)           (.05)            (.05)          (.05)       (.05)
                                    ----------------------------------------------------------------------
Net asset value at
  end of period                     $     1.00      $     1.00       $     1.00     $     1.00  $     1.00
                                    ======================================================================
Total return (%)*                         2.02            5.54             5.66           4.95        5.45
Net assets at
  end of period (000)               $3,569,459      $3,867,791       $3,427,820     $3,011,013  $2,491,473
Ratio of expenses to average
  net assets (%)**                         .57(c)          .49(a,c)         .46(b)         .45         .45
Ratio of expenses to average
  net assets excluding
  reimbursements (%)**                     N/A(a)          .49(a,c)         .48            .48         .48
Ratio of net investment
  income to average
  net assets (%)**                        2.01            5.36             5.56           4.83        5.32

* Assumes reinvestment of all dividend income distributions during the period. ** For the year ended July 31, 2002, average net assets were $3,710,722,000.
(a) Effective December 1, 2000, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(b) Effective December 1, 1999, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(c) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA MONEY MARKET FUND
JULY 31, 2002

(8) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
-------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on January 30, 1981. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

32

D I R E C T O R S '
=================---------------------------------------------------------------
                  INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
-------------------------------------------------------------------------------

         The Company has six Officers and a Board of Directors. These Officers and Directors supervise the business and affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT CONSTITUTE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
-------------------------------------------------------------------------------

         ROBERT G. DAVIS(2)
         Director and Chairman of the Board of Directors
         Date of Birth: November 1946

         President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

         CHRISTOPHER W. CLAUS(2)
         Director, President, and Vice Chairman of the Board of Directors Date of Birth: December 1960

         President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

34

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
-------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3,4,5,6)
         Director
         Date of Birth: June 1945

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, Ph.D.(3,4,5,6)
         Director
         Date of Birth: July 1946

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3,4,5,6)
         Director
         Date of Birth: August 1945

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

         LAURA T. STARKS, PH.D.(3,4,5,6)
         Director
         Date of Birth: February 1950

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2,3,4,5,6)
         Director
         Date of Birth: July 1943

         Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

36

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
-------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Date of Birth: November 1950

         Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         STUART WESTER
         Vice President
         Date of Birth: June 1947

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         MICHAEL D. WAGNER
         Secretary
         Date of Birth: July 1948

         Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

         MARK S. HOWARD
         Assistant Secretary
         Date of Birth: October 1963

         Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

         DAVID M. HOLMES
         Treasurer
         Date of Birth: June 1960

         Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Date of Birth: November 1960

         Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

38

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

40

NOTES
=====---------------------------------------------------------------------------

NOTES
=====---------------------------------------------------------------------------

42

NOTES
=====---------------------------------------------------------------------------

                  DIRECTORS  Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        INVESTMENT ADVISER,  USAA Investment Management Company
               UNDERWRITER,  9800 Fredericksburg Road
            AND DISTRIBUTOR  San Antonio, Texas 78288

             TRANSFER AGENT  USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

                  CUSTODIAN  State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

       INDEPENDENT AUDITORS  Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

                  TELEPHONE  Call toll free - Central Time
           ASSISTANCE HOURS  Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL 1-800-531-8181, in San Antonio 456-7200 INFORMATION ABOUT For account servicing, exchanges,
               MUTUAL FUNDS  or redemptions
                             1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL  24-hour service (from any phone)
          FUND PRICE QUOTES  1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND  (from touch-tone phones only)
          USAA TOUCHLINE(R)  For account balance, last transaction, fund prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS  USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                          Paper

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